UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Hickory Blvd. SW

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Hickory Blvd. SW

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
INTERNATIONAL BUSINESS MACHINES		1.125%	2/6/2018	1,000,000	1,000,000	999,900
WAL-MART STORES INC		1.125%	4/11/2018	1,000,000	1,000,000	998,863
MICROSOFT CORP		1.000%	5/1/2018	1,000,000	1,000,000	998,462
JOHNSON & JOHNSON		5.150%	7/15/2018	500,000	508,722	507,504
GOLDMAN SACHS GROUP INC		2.900%	7/19/2018	1,000,000	1,005,269	1,003,993
BOEING CAP CORP		2.900%	8/15/2018	500,000	503,672	501,808
COCA COLA CO		0.875%	11/1/2018	1,000,000	1,001,253	997,855
STARBUCKS CORP		2.000%	12/5/2018	1,000,000	1,005,520	998,665
ANHEUSER BUSCH INBEV FIN I		1.900%	2/1/2019	1,000,000	1,001,237	996,380
APPLE INC		1.700%	2/22/2019	1,000,000	1,003,100	996,779
RAYTHEON CO		4.400%	2/15/2020	500,000	528,120	519,360
HERTZ CORP		5.875%	10/15/2020	200,000	201,845	200,000
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,351	97,250
INGLES MKTS INC		5.750%	6/15/2023	200,000	200,917	202,750
DAVITA INC		5.125%	7/15/2024	100,000	99,784	100,753
ING US INC		5.650%	5/15/2053	150,000	150,000	159,375
LINCOLN NATL CORP IND		7.000%	5/17/2066	125,000	94,473	120,156
FPL GROUP CAP INC		6.350%	10/1/2066	250,000	227,231	240,938
PP&L CAP FUNDING FLT RATE		6.700%	3/30/2067	500,000	500,000	495,000
WISCONSIN ENERGY		6.250%	5/15/2067	250,000	241,267	242,418
JP MORGAN CHASE CAP XXIII		0.000%	5/15/2077	250,000	232,092	225,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,683,903	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	553,436	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,402,114	-
				18,125,000	15,242,306	11,603,209	10.81%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	85,198	57,500
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	989,794	690,000
				1,300,000	1,074,992	747,500	0.70%

TOTAL INVESTMENTS IN FIXED INCOME				$19,425,000	$16,317,298	$12,350,709	11.50%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
BLACKROCK FLOATING RATE		2,000.00	19,596	21,330
DOUBLELINE FDS TR DBLN LOW DURATION I		49,603.18	500,000	496,528
DOUBLELINE FDS TR ULTRA SHORT		49,850.45	500,000	500,000
DOUBLELINE TOTAL RETURN BOND I		226,010.04	2,500,000	2,375,365
GUGGENHEIM TAXABLE MUNI MG		8,148.00	174,286	175,019
LOOMIS SAYLES BOND INSTITUTIONAL		120,930.18	1,612,500	1,676,092
NUVEEN PFD & INCOME TE COM		5,000.00	116,924	119,400
OSTERWEIS STRATEGIC INCOME		19,861.83	230,000	226,425
PIMCO FDS INCOME FUND INSTL		128,944.70	1,500,000	1,588,599
POWERSHARES ETF TRUST SENIOR LN PORT		10,000.00	233,150	232,300
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	[3]	142,568.97	848,079	159,677
VANGUARD FIXED INC SECS ST		46,772.69	500,000	494,387
VANGUARD SHORT TERM CORP BOND		22,967.39	500,000	493,110
TOTAL BOND MUTUAL FUNDS			9,234,535	8,558,233	7.97%

STOCK MUTUAL FUNDS:
Diversified Emerging Markets
ISHARES CORE MSCI EMERGING MKT		1,630.00	99,518	100,147
VANGUARD TRUSTEES EMERGING MKT		10,513.04	250,000	261,459
			349,518	361,606	0.34%
SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV		20,045.04	422,892	543,421	0.51%

Financial
SPDR S&P REGIONAL BANKING		4,500.00	249,908	280,350	0.26%

Consumer Discretionary
VANGUARD WORLD FDS CONSUM DIS ETF		2,265.00	299,965	382,785	0.36%

Industrials
VANGUARD WORLD FDS INDUS INDEX ADM		4,695.57	300,000	359,352	0.33%

Large Cap Blend
COOK & BYNUM FUND		65,145.23	1,000,000	1,125,710
POWERSHARES ETF TRUST INTL DIV ACHV		6,600.00	99,412	112,266
PRIMECAP ODYSSEY FUNDS ODYSSEY STK FD		18,525.38	500,000	624,861
VANGUARD INDEX FDS 500 PORTFOLIO		2,383.00	500,000	621,772

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
YACKTMAN FUND CLASS I		24,771.08	506,985	583,359
			2,606,397	3,067,968	2.86%

Large Cap Growth
PARNASSUS FD EQUITY INCOME		12,603.98	500,000	563,902	0.53%

Mid Cap Blend
AKRE FOCUS FUND INSTL		10,855.41	250,000	384,499	0.36%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,771,812	1.65%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	389,163
SPDR GOLD SHARES	[3]	6,000.00	608,120	765,900
VANECK VECTORS GOLD MINERS		20,832.00	637,277	494,760
			1,645,390	1,649,823	1.54%

Utilities
REAVES UTILITY INCOME FD C		2,000.00	66,620	60,780
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,173,920
			800,937	1,234,700	1.15%

TOTAL SPECIALTY FUNDS			8,950,310	10,600,218	9.87%

TOTAL STOCK MUTUAL FUNDS			8,950,310	10,600,218	9.87%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$18,184,845	$19,158,451	17.85%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL A	[2,3]	$2,000,000	$4,811,921
ELLIOTT ASSOCIATES LP CL B	[2,3]	1,000,000	1,201,719
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	1,362,867
GRAHAM INSTITUTIONAL PARTNERS, LP	[2,3]	1,000,000	1,145,341
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	4,015,810
INFINITY PREMIER FUND, LP	[2,3]	3,300,000	3,716,771
LITESPEED PARTNERS, LP	[2,3]	2,500,000	2,507,220
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	162,907
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	1,972,791	2,384,278
PRIVET FUND LP	[2,3]	1,000,000	1,631,557
STARK INVESTMENTS LP	[2,3]	41,967	115,806
TRIARII CAPITAL PARTNERS LP	[2,3]	900,000	962,872
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,533,650	2,155,192
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,300,000	1,504,060
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	[2,3]	50,000	51,113
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	[2,3]	50,000	50,000
TOTAL LIMITED PARTNERSHIPS		20,383,975	27,779,434	25.88%

TOTAL OTHER INVESTMENTS		$20,383,975	$27,779,434	25.88%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Media	5,000.00	TIME WARNER INC COM		$433,672	$476,750	0.44%

Retailing	5,000.00	DOLLAR GEN CORP COM		353,530	515,600
	7,500.00	DOLLAR TREE INC COM	[3]	585,493	862,500
				939,023	1,378,100	1.28%

TOTAL CONSUMER DISCRETIONARY				1,372,695	1,854,850	1.73%

CONSUMER STAPLES
Food, Beverage & Tobacco	1,000.00	ANHEUSER-BUSCH INBEV SA/NV		116,553	113,480
	1,500.00	CONSTELLATION BRANDS CL A		136,079	329,205
	500.00	GENERAL MILLS INC COM		20,240	29,245
	5,000.00	NESTLE S A SPONSORED ADR		207,739	432,000
	1,000.00	STARBUCKS CORPORATION		54,225	56,810
				534,836	960,740	0.89%

Household & Personal Products	275.00	PROCTER & GAMBLE CO COM		18,418	23,744	0.02%

TOTAL CONSUMER STAPLES				553,254	984,484	0.92%

ENERGY
Energy	3,800.00	CHEVRON CORP		402,913	476,330
	4,404.00	EXXON MOBIL CORP COM		378,442	384,469
	1,000.00	NUSTAR ENERGY LP		47,873	33,320
	4,800.00	OCCIDENTAL PETROLEUM COM		380,566	359,856
	3,500.00	PHILLIPS 66 COM		310,807	358,400
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	105,360
	2,000.00	SCHLUMBERGER LTD COM		144,832	147,160
	9,000.00	SUNOCO INC COM		215,850	287,190
	4,500.00	VALERO ENERGY CORP COM STK		300,371	431,865
				2,282,068	2,583,950	2.41%

Natural Resources
	3,000.00	TECK RESOURCES LTD CL B		91,902	87,150	0.08%

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	61,800
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	107,840
	10,000.00	ENERGY TRANSFER PARTNERS LP		234,907	200,400
	2,000.00	GASLOG PARTNERS LP UNIT LT		49,779	47,400
	4,000.00	GOLAR LNG PARTNERS LP		87,880	87,800
	5,000.00	GREEN PLAINS PARTNERS COM		102,799	89,000
	10.00	ONEOK INC COM		520	589
	1,500.00	SPECTRA ENERGY PARTNERS LP		66,572	64,110
	5,000.00	USA COMPRESSION PARTNERS COM		86,262	92,100
	2,000.00	WILLIAMS COS INC DEL COM		72,670	62,780
				1,082,228	813,819	0.76%

TOTAL ENERGY				3,456,198	3,484,919	3.25%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

FINANCIALS
Banks	30,000.00	ALLY FINANCIAL INC COM		624,038	893,100
	5,000.00	BANK OF AMERICA CORP COM		96,603	160,000
	5,000.00	BB&T CORP COM		215,613	275,950
	3,000.00	PACWEST BANCORP DEL COM		148,845	157,290
	2,500.00	WELLS FARGO & CO DEL COM		113,117	164,450
				1,198,216	1,650,790	1.54%

Diversified Financials	7,000.00	ALLIANCE BERNSTEIN HLDG UN		153,050	191,100
	5,000.00	ANNALY CAP MGMT INC COM		82,125	52,700
	7,500.00	ARLINGTON ASSET INVT C CL		106,244	78,750
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,407	535,950
	6,000.00	BLACKSTONE MTG TR INC COM		178,620	186,000
	2,000.00	CAPITAL ONE FINL CORP COM		161,936	207,920
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	607,242
	8,000.00	CARLYLE GROUP LP COM		201,185	201,600
	800.00	CME GROUP		94,053	122,784
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	272,550
	1,000.00	INTERNATIONAL EXCHANGE COM		74,845	73,840
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	28,500
	27,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,185,424	1,239,300
	10,000.00	OXFORD LANE CAP CORP COM		110,256	101,700
	19,000.00	THE BLACKSTONE GROUP LP		593,353	694,450
				4,751,736	4,594,386	4.28%

Insurance	1,500.00	AON PLC SHS CL A		121,687	213,255
	5,000.00	OLD REP INTL CORP COM		84,276	107,450
	2,500.00	TRAVELERS COMPANIES COM		203,356	374,800
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	164,400
				558,134	859,905	0.80%

Real Estate	31,529.00	KENNEDY-WILSON HLDGS I COM		611,663	559,639
				611,663	559,639	0.52%

TOTAL FINANCIALS				7,119,749	7,664,720	7.14%

HEALTH CARE
Health Care Equipment & Services
	2,500.00	DAVITA HEALTHCARE PART COM	[3]	157,625	195,100
	5,000.00	HOLOGIC INC COM	[3]	216,378	213,500
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	376,591	619,475
	3,000.00	QUEST DIAGNOSTICS INC COM		168,045	317,460
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,261	124,000
	1,600.00	MCKESSON CORP COM		231,905	270,208
				1,279,805	1,739,743	1.62%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

Pharmaceuticals & Biotechnology	1,000.00	AMGEN INC COM		150,181	186,050
	2,700.00	ABBVIE INC		196,484	302,994
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	350,600
	500.00	CELGENE CORP COM	[3]	65,854	50,580
	3,000.00	ELI LILLY & CO COM		132,159	244,350
	500.00	MERCK & CO INC COM		26,583	29,625
	500.00	PFIZER INC COM		12,068	18,520
	1,000.00	SEATTLE GENETICS INC COM		49,130	52,300
				867,990	1,235,019	1.15%

TOTAL HEALTH CARE				2,147,795	2,974,762	2.77%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	125,250
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	111,480
				172,360	236,730	0.22%

Commercial Services & Supplies	500.00	ECOLAB INC COM		52,645	68,840
	500.00	WASTE MGMT INC DEL COM		17,412	44,215
				70,057	113,055	0.11%

Transportation	20,000.00	STUDENT TRANSN INC COM		110,662	119,200
	5,000.00	USD PARTNERS LP COM UT REP		56,643	55,500
				167,305	174,700	0.16%

TOTAL INDUSTRIALS				409,722	524,485	0.49%

INFORMATION TECHNOLOGY

Software & Services	1,101.00	ALPHABET INC CAP STK CL C	[3]	641,356	1,288,104
	15,000.00	CDK GLOBAL INC COM		691,038	1,069,350
	5,000.00	COGNIZANT TECHNOLOGY SOLUT		276,224	389,900
	10,000.00	EBAY INC COM	[3]	237,209	405,800
	3,500.00	MICROSOFT CORP COM		87,412	332,535
	4,000.00	ORACLE CORP COM		110,847	206,360
	20,000.00	SYNTEL INC COM	[3]	377,062	451,000
	3,000.00	TENCENT HLDGS LTD ADR		100,845	177,510
				2,521,993	4,320,559	4.02%

Technology Hardware & Equipment	3,500.00	APPLE INC COM		349,916	586,005
	5,700.00	CISCO SYSTEMS INC COM		111,359	236,778
	3,000.00	COMMSCOPE HLDG CO INC COM		106,952	115,890
	6,500.00	CORNING INC COM		181,607	202,930
	557.00	DELL TECHNOLOGIES INC COM	[3]	26,290	39,937
	3,500.00	INTEL CORP COM		73,338	168,490
	6,000.00	MICRON TECHNOLOGY INC COM	[3]	225,077	262,320
	4,000.00	QUALCOMM INC COM		247,977	273,000
	3,000.00	SEAGATE TECHNOLOGY SHS		121,463	165,600
				1,443,979	2,050,950	1.91%

TOTAL INFORMATION TECHNOLOGY				3,965,972	6,371,509	5.94%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

MATERIALS	1,580.00	DOWDUPONT INC COM		97,247	119,416
	1,000.00	EAGLE MATERIALS INC COM		105,692	112,050
	4,000.00	LOUISIANA PACIFIC CORP	[3]	113,115	118,440
TOTAL MATERIALS				316,054	349,906	0.33%

REAL ESTATE
	2,000.00	AMERICAN CAMPUS COMNTYS INC		77,890	76,920
	2,000.00	DIGITAL RLTY TR INC COM		58,863	111,950
	9,000.00	EASTERLY GOVT PPTYS COM		155,041	187,470
	3,500.00	GEO GROUP INC COM		83,062	78,925
	10,000.00	HANNON ARMSTRONG SUST COM		153,105	217,400
	15,000.00	MEDICAL PPTYS TR INC COM		185,835	196,200
	2,000.00	OMEGA HEALTHCARE INVS COM		60,291	54,080
	6,000.00	PHYSICIANS RLTY TR COM		112,436	97,800
	5,000.00	SENIOR HSG PPTYS TR SH BEN		99,924	86,650
	13,000.00	STARWOOD PPTY TR INC COM		286,828	265,070
	6,000.00	TANGER FACTORY OUTLET COM		153,014	151,080
	1,400.00	VENTAS INC COM		95,482	78,358
	500.00	W P CAREY & CO LLC COM		31,927	32,405
TOTAL REAL ESTATE				1,553,698	1,634,308	1.52%

TELECOMMUNICATION SERVICES	3,000.00	AT&T CORP COM		84,046	112,350
	4,500.00	BCE INC COM		191,785	210,375
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	55,040
	10,000.00	TELEFONICA BRASIL S.A.		144,120	169,600
	6,691.00	TELEFONICA S A SPONSORED ADR		110,736	68,516
	3,000.00	VODAFONE GROUP		84,945	96,660
TOTAL TELECOMMUNICATION SERVICES				643,536	712,541	0.66%

UTILITIES	500.00	AMERICAN STS WTR CO COM		19,159	27,610
	13,000.00	AMERIGAS PARTNERS LP COM		581,786	614,120
	6,500.00	DOMINION RES INC VA COM		330,756	496,860
	17,187.00	DUKE ENERGY CORP COM		1,197,190	1,349,179
	1,000.00	ENTERGY CORP NEW COM		69,388	78,690
	5,000.00	SOUTHERN CO COM		209,871	225,550
	2,256.00	WEC ENERGY GROUP INC COM		89,900	145,061
TOTAL UTILITIES				2,498,050	2,937,070	2.74%

TOTAL INVESTMENTS IN COMMON STOCKS				$24,036,723	$29,493,554	27.47%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
TRIP ADVISOR INC CALL OPTION, $45 EXP 1/18/19	[3]	50.00	$30,577	$12,250	0.01%

PUT OPTIONS:
POWERSHARES QQQ TRUST PUT OPTION, $130 EXP 3/16/18	[3]	200.00	29,208	1,800
POWERSHARES QQQ TRUST PUT OPTION, $160 EXP 5/18/18	[3]	100.00	30,556	31,100
SPDR S&P 500 QT PUT OPTION, $255 EXP 4/20/18	[3]	100.00	16,277	7,900
TOTAL PUT OPTIONS			76,041	40,800	0.04%

TOTAL INVESTMENTS IN OPTIONS			$106,618	$53,050	0.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	200,000.00	$179,500	$180,000
BANK OF AMERICA CORP FLOATING RATE	300,000.00	319,500	336,000
CITIGROUP INC FIXED-FLOATING	250,000.00	247,347	260,937
E TRADE FINANCIAL CORP FIXED-FLOATING	250,000.00	249,687	261,875
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	250,000.00	250,000	234,062
GOLDMAN SACHS CAP II FIXED-FLOATING	250,000.00	229,998	220,000
MELLON CAP IV PFD CAP FIXED-FLOATING	250,000.00	231,248	234,063
NEW YORK MTG TR INC RED PF	2,000.00	49,337	48,249
PNC FINANCIAL SERVICES GROUP INC-FLOATING	250,000.00	257,440	253,750
SUNTRUST BANKS INC-FLOATING	250,000.00	258,750	250,625
WACHOVIA CAP TRUST III FIXED-FLOATING	500,000.00	487,500	502,375

TOTAL INVESTMENTS IN PREFERRED STOCKS		$2,760,307	$2,781,936	2.59%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$12,852,509	$12,852,509	11.97%

TOTAL INVESTMENTS - MARKET VALUE			104,469,643	97.32%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,882,066	2.68%

TOTAL NET ASSETS			$107,351,709	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
January 31, 2018

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
ABBVIE INC CALL OPTION, $77.50 EXP 2/16/18	[3]	(15.00)	$(2,325)	$(39,600)
CME GROUP INC CALL OPTION, $165 EXP 6/15/18	[3]	(5.00)	(1,742)	(2,100)
DUKE ENERGY CO CALL OPTION, $92.50 EXP 4/20/18	[3]	(100.00)	(6,846)	(500)
PHILLIPS 66 CALL OPTION, $115 EXP 5/18/18	[3]	(15.00)	(1,442)	(1,050)
TECK RESOURCES CALL OPTION, $35 EXP 5/18/18	[3]	(30.00)	(3,344)	(1,740)
TOTAL CALL OPTIONS - LIABILITIES			(15,699)	(44,990)	-0.04%

PUT OPTIONS:
AECOM TECH CP PUT OPTION, $35 EXP 6/15/18	[3]	(30.00)	(2,954)	(3,000)
CME GROUP INC PUT OPTION, $140 EXP 6/15/18	[3]	(10.00)	(2,734)	(2,550)
EXPRESS SCRIPT PUT OPTION, $70 EXP 5/18/18	[3]	(20.00)	(4,049)	(4,160)
LENDINGTREE INC PUT OPTION, $330 EXP 7/20/18	[3]	(10.00)	(25,684)	(29,100)
MICRON TECH PUT OPTION, $38 EXP 7/20/18	[3]	(30.00)	(7,551)	(7,290)
MICROSOFT CORP PUT OPTION, $82.50 EXP 7/20/18	[3]	(30.00)	(7,304)	(6,510)
PHILLIPS 66 PUT OPTION, $97.50 EXP 5/18/18	[3]	(10.00)	(2,134)	(2,650)
REDHAT INC PUT OPTION, $90 EXP 3/16/18	[3]	(30.00)	(6,704)	(150)
SPDR S&P 500 PUT OPTION, $235 EXP 4/20/18	[3]	(50.00)	(6,623)	(2,800)
STARBUCKS CORP PUT OPTION, $50 EXP 4/20/18	[3]	(10.00)	(1,715)	(270)
TIME WARNER PUT OPTION, $90 EXP 4/20/18	[3]	(50.00)	(9,673)	(8,250)
VENTAS INC PUT OPTION, $65 EXP 2/16/18	[3]	(16.00)	(3,575)	(15,168)
VMWARE INC PUT OPTION, $105 EXP 3/16/18	[3]	(25.00)	(5,336)	(4,350)
WEIBO CORP PUT OPTION, $65 EXP 4/20/18	[3]	(20.00)	(5,809)	(100)
WEIBO CORP PUT OPTION, $75 EXP 4/20/18	[3]	(50.00)	(25,422)	(500)
TOTAL PUT OPTIONS - LIABILITIES			(117,267)	(86,848)	-0.08%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(132,966)	$(131,838)	-0.12%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2018

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.   Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.   Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

C.   Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2018

D.   Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2013 and thereafter are subject to possible future examinations by tax authorities.

E.   Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.   Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G.   Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.   Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2018

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of January 31, 2018.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$12,350,709	$-	$-	$12,350,709
Bond Mutual Funds	8,558,233	-	-	8,558,233
Stock Mutual Funds	10,600,218	-	-	10,600,218
Common Stocks – Publicly Traded	29,546,604	-	-	29,546,604
Preferred Stocks – Publicly Traded	2,781,936	-	-	2,781,936
Cash and Cash Equivalents	12,852,509	-	-	12,852,509
Limited Partnerships – Measured at NAV (2)	-	-	-	27,779,434
Total Investments	$76,690,209	$-	$-	$104,469,643

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2018

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(44,990)	$-	$-	$(44,990)
Put Options	(86,848)	-	-	(86,848)
Total Investments	$(131,838)	$-	$-	$(131,838)

(1)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2018, were as follows:

Gross appreciation (excess of value over tax cost)	$16,513,560
Gross depreciation (excess of tax cost over value)	(6,686,192)
Net unrealized appreciation	$9,827,368
Cost of investments for income tax purposes	$94,642,275

4.	OPTIONS WRITTEN

As of January 31, 2018, portfolio securities valued at $1,237,154 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended January 31, 2018 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2017	1,535	$329,933
Options written	385	109,592
Options terminated in closing purchase transactions	(100)	(41,990)
Options expired	(1,125)	(237,020)
Options exercised	(142)	(27,549)
Options outstanding at January 31, 2018	553	$132,966

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2018

5.	PLEDGED COLLATERAL

As of January 31, 2018, cash in the amount of $17,513 was pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,875,020 and have been assigned no value at January 31, 2018.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 21, 2018

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and

President

March 21, 2018